UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22961

Alpha Architect ETF Trust
(Exact name of registrant as specified in charter)

213 Foxcroft Road
Broomall, PA 19008
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

215-882-9983
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.
ValueShares U.S. Quantitative Value ETF
Schedule of Investments
December 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.4%
Agriculture, Construction, and Mining Machinery Manufacturing - 5.0%
18,189	Dril-Quip, Inc.	$1,077,334
37,487	FMC Technologies, Inc.	1,087,498
		2,164,832
Architectural, Engineering, and Related Services - 2.5%
22,644	Fluor Corp.	1,069,250
Basic Chemical Manufacturing - 2.5%
19,666	Westlake Chemical Corp.	1,068,257
Clothing Stores - 9.7%
69,588	American Eagle Outfitters, Inc.	1,078,614
16,133	Dillards, Inc. Class A	1,060,100
42,708	The Gap, Inc.	1,054,888
46,738	Urban Outfitters, Inc.	1,063,290
		4,256,892
Communications Equipment Manufacturing - 5.0%
39,417	Cisco Systems, Inc.	1,070,369
21,731	InterDigital, Inc.	1,065,688
		2,136,057
Computer and Peripheral Equipment Manufacturing - 12.4%
10,066	Apple, Inc.	1,059,547
118,593	Brocade Communications Sys, Inc.	1,088,684
40,722	NetApp, Inc.	1,080,355
29,465	Seagate Technology PLC (a)	1,080,187
17,927	Western Digital Corp.	1,076,516
		5,385,289
Department Stores - 2.5%
22,426	Kohl's Corp.	1,068,150
Drugs and Druggists' Sundries Merchant Wholesalers - 2.5%
28,402	Nu Skin Enterprises, Inc. Class A	1,076,152
Electronics and Appliance Stores - 5.0%
35,597	Best Buy Co., Inc.	1,083,929
38,502	GameStop Corp. Class A	1,079,596
		2,163,525
Home Furnishings Stores - 2.5%
22,389	Bed Bath & Beyond, Inc.	1,080,269
Insurance Carriers - 5.0%
9,932	Aetna, Inc.	1,073,848
7,717	Anthem, Inc.	1,076,058
		2,149,906

Motor Vehicle Body and Trailer Manufacturing - 5.0%
12,531	Polaris Industries, Inc.	1,077,039
19,050	Thor Industries, Inc.	1,069,658
		2,146,697
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 2.5%
29,378	Garmin Ltd. (a)	1,091,980
Other Electrical Equipment and Component Manufacturing - 2.5%
22,574	Emerson Electric Co.	1,079,714
Other Fabricated Metal Product Manufacturing - 2.5%
22,495	Crane Co.	1,076,161
Other General Merchandise Stores - 2.4%
27,468	Big Lots, Inc.	1,058,617
Other General Purpose Machinery Manufacturing - 2.5%
29,576	ITT Corp.	1,074,200
Petroleum and Coal Products Manufacturing - 5.0%
26,988	Hollyfrontier Corp.	1,076,551
30,525	Western Refining, Inc.	1,087,301
		2,163,852
Pharmaceutical and Medicine Manufacturing - 5.0%
10,590	Gilead Sciences, Inc.	1,071,602
6,874	United Therapeutics Corporation	1,076,537
		2,148,139
Poultry and Egg Production - 2.5%
23,044	Cal-Maine Foods, Inc.	1,067,859
Printing and Related Support Activities - 2.5%
19,673	Deluxe Corp.	1,072,965
Rubber Product Manufacturing - 2.5%
28,132	Cooper Tire & Rubber Co.	1,064,796
Shoe Stores - 2.5%
44,751	DSW, Inc.	1,067,759
Sporting Goods, Hobby, and Musical Instrument Stores - 2.5%
30,756	Dicks Sporting Goods, Inc.	1,087,225
Support Activities for Mining - 2.5%
28,685	Oceaneering International, Inc.	1,076,261
Wholesale Electronic Markets and Agents and Brokers - 2.4%
16,022	Tech Data Corp.	1,063,540
	TOTAL COMMON STOCKS
	(Cost $48,629,463)	42,958,344
	TOTAL INVESTMENTS - 99.4%
	(Cost $48,629,463)	42,958,344
	Other Assets in Excess of Liabilities - 0.6%	262,402
	TOTAL NET ASSETS - 100.0%	$43,220,746

Percentages are stated as a percent of net assets.
(a) Foreign Issue Security.

ValueShares International Quantitative Value ETF
Schedule of Investments
December 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.7%
Australia - 4.1%
16,837	Woodside Petroleum Ltd.	$352,368
21,380	Woolworths Ltd.	381,700
		734,068
Austria - 1.9%
9,597	Oesterreichische Post AG	350,747
Belgium - 2.1%
15,474	bpost S.A.	379,884
France - 10.0%
11,170	Faurecia	449,267
21,683	Metropole Television SA	373,256
6,904	Thales SA	518,455
7,067	Vinci SA	454,201
		1,795,179
Germany - 3.5%
7,478	Aurubis AG	381,754
20,030	RWE AG	254,900
		636,654
Italy - 2.1%
91,370	Enel SpA	386,463
Japan - 52.4%
11,600	Bridgestone Corp.	402,832
31,000	BROTHER INDUSTRIES, Ltd.	361,596
62,200	Citizen Holdings Co., Ltd.	452,288
22,000	Colopl, Inc.	438,554
29,200	COMSYS Holdings, Corp.	415,182
11,800	Fuji Heavy Industries Ltd.	493,520
15,900	Hitachi High-Technologies Corp.	435,218
10,800	HOYA Corp.	447,563
32,700	KINDEN Corp.	421,690
22,000	Mazda Motor Corp.	461,982
51,100	MITSUBISHI MOTORS Corp.	437,897
9,400	mixi., Inc.	355,838
21,600	Namco Bandai Holdings, Inc.	460,771
41,000	NHK SPRING Co., Ltd.	416,839
25,000	NIPPO Corp.	410,167
14,200	Nok Corp.	337,648
23,300	Seiko Epson Corp.	362,503
36,000	Sekisui Chemical Co., Ltd.	476,526
79,000	SUMITOMO HEAVY INDUSTRIES, Ltd.	360,181
29,200	Sumitomo Rubber Industries, Ltd.	384,086
22,300	The Yokohama Rubber Co., Ltd.	347,130
21,400	THK Co., Ltd.	402,023
20,400	Toyo Tire & Rubber Co., Ltd.	408,017
		9,490,051

Netherlands - 2.0%
8,843	Koninklijke Boskalis Westminster NV	361,631
New Zealand - 2.3%
83,730	Fletcher Building Ltd.	420,912
Norway - 4.1%
111,810	Norsk Hydro ASA	418,483
19,973	TGS Nopec Geophysical Co. ASA	319,057
		737,540
Switzerland - 2.3%
4,408	Sulzer AG	415,231
United Kingdom - 12.9%
22,510	BHP Billiton PLC	252,202
16,727	easyJet PLC	429,068
50,208	International Consolidated Airlines Group SA	451,874
45,110	John Wood Group PLC	407,322
11,040	Rio Tinto PLC	322,169
8,455	The Berkeley Group Holdings PLC	459,688
		2,322,323
	TOTAL COMMON STOCKS
	(Cost $19,862,989)	18,030,683
	TOTAL INVESTMENTS - 99.7%
	(Cost $19,862,989)	18,030,683
	Other Assets in Excess of Liabilities - 0.3%	54,916
	TOTAL NET ASSETS - 100.0%	$18,085,599

Percentages are stated as a percent of net assets.

MomentumShares U.S. Quantitative Momentum ETF
Schedule of Investments
December 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.7%
Automobile Dealers - 1.8%
1,395	Lithia Motors, Inc.	$148,805
Automotive Equipment Rental and Leasing - 2.0%
427	Amerco	166,317
Automotive Parts, Accessories, and Tire Stores - 4.0%
1,066	Advance Auto Parts, Inc.	160,444
224	AutoZone, Inc.	166,188
		326,632
Automotive Repair and Maintenance - 1.9%
2,342	Monro Muffler Brake, Inc.	155,087
Bakeries and Tortilla Manufacturing - 1.9%
7,381	Flowers Foods, Inc.	158,618
Beverage Manufacturing - 2.1%
1,234	Constellation Brands, Inc.	175,771
Communications Equipment Manufacturing - 1.8%
6,933	Ciena Corp.	143,444
Computer and Peripheral Equipment Manufacturing - 1.9%
5,776	Juniper Networks, Inc.	159,418
Computer Systems Design and Related Services - 3.9%
2,363	Proofpoint, Inc.	153,619
5,902	Sabre Corp.	165,079
		318,698
Data Processing, Hosting, and Related Services - 1.9%
3,098	Total System Services, Inc.	154,280
Depository Credit Intermediation - 7.8%
3,196	Bank of the Ozarks, Inc.	158,074
3,849	Home BancShares, Inc.	155,962
3,189	Pinnacle Financial Partners, Inc.	163,787
4,479	Western Alliance Bancorp	160,617
		638,440
Electrical Equipment Manufacturing - 2.0%
2,181	A. O. Smith Corp.	167,086
Employment Services - 2.0%
3,723	On Assignment, Inc.	167,349
Footwear Manufacturing - 2.1%
5,755	Skechers U. S. A., Inc.	173,859
Health and Personal Care Stores - 2.3%
1,038	Ulta Salon, Cosmetcs & Fragrance, Inc.	192,030
Management, Scientific, and Technical Consulting Services - 1.9%
4,724	Korn/Ferry International	156,742

Manufacturing and Reproducing Magnetic and Optical Media - 2.2%
4,626	Activision Blizzard, Inc.	179,072
Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 2.0%
658	O'Reilly Automotive, Inc.	166,750
Motor Vehicle Parts Manufacturing - 1.9%
1,276	Lennox International, Inc.	159,372
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 2.0%
4,311	Hologic, Inc.	166,793
Newspaper, Periodical, Book, and Directory Publishers - 2.2%
2,482	MSCI, Inc.	179,027
Offices of Physicians - 1.9%
2,067	AmSurg Corp.	157,092
Other Amusement and Recreation Industries - 1.9%
2,433	Global Payments, Inc.	156,953
Other Financial Investment Activities - 1.9%
3,294	Vantiv, Inc.	156,201
Other Furniture Related Product Manufacturing - 1.9%
2,181	Tempur Sealy International, Inc.	153,673
Other Miscellaneous Manufacturing - 2.1%
2,123	Pool Corporation	171,496
Pharmaceutical and Medicine Manufacturing - 6.4%
1,493	Anacor Pharmaceuticals, Inc.	168,664
1,612	Ligand Pharmaceuticals, Inc.	174,773
2,860	Radius Health, Inc.	176,004
		519,441
Restaurants and Other Eating Places - 2.1%
2,839	Starbucks Corp.	170,425
Scheduled Air Transportation - 6.0%
996	Allegiant Travel Co.	167,159
4,794	Hawaiian Holdings, Inc.	169,372
7,031	JetBlue Airways Corp.	159,252
		495,783
Scientific Research and Development Services - 1.5%
1,962	Bluebird Bio, Inc.	126,000
Securities and Commodity Contracts Intermediation and Brokerage - 2.2%
1,626	MarketAxess Holdings, Inc.	181,445
Services to Buildings and Dwellings - 2.2%
4,640	ServiceMaster Global Holdings, Inc.	182,074
Software Publishers - 5.9%
2,720	Ellie Mae, Inc.	163,826
2,265	Manhattan Associates, Inc.	149,875
975	Tyler Technologies, Inc.	169,962
		483,663
Spectator Sports - 4.1%
8,867	Boyd Gaming Corp.	176,187
1,178	Churchill Downs, Inc.	166,675
		342,862

Tobacco Manufacturing - 2.1%
3,758	Reynolds American, Inc.	173,432
Utility System Construction - 1.7%
1,990	Dycom Industries, Inc.	139,220
Veneer, Plywood, and Engineered Wood Product Manufacturing - 2.0%
5,811	Masco Corp.	164,451
Wired Telecommunications Carriers - 2.2%
2,160	j2 Global, Inc.	177,811
	TOTAL COMMON STOCKS
	(Cost $8,625,278)	8,205,612
	TOTAL INVESTMENTS - 99.7%
	(Cost $8,625,278)	8,205,612
	Other Assets in Excess of Liabilities - 0.3%	24,914
	TOTAL NET ASSETS - 100.0%	$8,230,526

Percentages are stated as a percent of net assets.

MomentumShares International Quantitative Momentum ETF
Schedule of Investments
December 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.2%
Australia - 6.9%
360	Blackmores Ltd.	$57,183
6,170	BT Investment Management Ltd.	57,819
2,964	Magellan Financial Group Ltd.	58,835
		173,837
Denmark - 6.6%
416	Genmab A/S	55,580
1,004	SimCorp A/S	56,727
796	Vestas Wind Systems A/S	56,079
		168,386
Finland - 2.2%
1,498	Elisa Oyj	56,637
France - 6.6%
476	Sopra Steria Group	56,023
1,922	UbiSoft Entertainment SA	55,707
2,372	Veolia Environnement SA	56,363
		168,093
Germany - 10.9%
1,348	DMG Mori AG	55,785
278	Grenkeleasing AG	55,771
838	Rheinmetall AG	55,990
936	SMA Solar Technolgy AG	52,610
904	Stroeer SE	56,882
		277,038
Japan - 41.2%
2,800	Alfresa Holdings Corp.	56,026
2,000	ALPS ELECTRIC CO. LTD.	55,160
1,400	AOYAMA TRADING Co., Ltd.	54,570
1,400	ASKUL Corp.	56,433
800	Eisai Co.	53,666
3,000	Iida Group Holdings Co., Ltd.	56,408
800	KAKEN PHARMACEUTICAL CO., LTD.	55,310
6,000	KANEKA CORP.	63,147
600	KOSE Corp.	56,259
4,000	Kyowa Hakko Kirin Co., Ltd.	63,730
6,000	Lion Corp.	57,107
3,600	MARUI GROUP CO., LTD.	59,244
1,000	OBIC Co., Ltd.	53,580
200	RYOHIN KEIKAKU CO., LTD.	41,000
1,400	SCSK Corp.	56,899
1,200	SOHGO SECURITY SERVICES CO. LTD.	56,907
1,400	SUZUKEN CO., LTD.	53,871
1,000	WELCIA HOLDINGS CO., LTD.	55,909
2,000	YAMAZAKI BAKING CO., LTD.	45,509
		1,050,735

Netherlands - 2.2%
1,082	Euronext NV	55,601
Spain - 2.2%
3,272	Gamesa Corp. Tecnologica, S.A.	56,254
Sweden - 9.3%
768	AAK AB	57,090
3,158	Betsson AB	58,174
2,418	Fastighets AB Balder	59,781
908	Fingerprint Cards AB-B	63,571
		238,616
Switzerland - 4.4%
36	Galenica AG	56,573
396	Ypsomed Holding AG	57,289
		113,862
United Kingdom - 6.7%
3,646	JD Sports Fashion PLC	55,953
8,160	Redrow PLC	56,551
946	Rightmove PLC	57,527
		170,031
	TOTAL COMMON STOCKS
	(Cost $2,479,076)	2,529,090
	TOTAL INVESTMENTS - 99.2%
	(Cost $2,479,076)	2,529,090
	Other Assets in Excess of Liabilities - 0.8%	21,014
	TOTAL NET ASSETS - 100.0%	$2,550,104

Percentages are stated as a percent of net assets.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of December 31, 2015:

	ValueShares U.S. Quantitative Value ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$42,958,344	$-	$-	$42,958,344
Short-Term Investments	-	-	-	-

	ValueShares International Quantitative Value ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$18,030,683	$-	$-	$18,030,683
Short-Term Investments	-	-	-	-

	MomentumShares U.S. Quantitative Momentum ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,205,612	$-	$-	$8,205,612
Short-Term Investments	-	-	-	-

	MomentumShares International Quantitative Momentum ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,529,090	$-	$-	$2,529,090
Short-Term Investments	-	-	-	-

* For further detail on each asset class, see the Schedule of Investments.

The unaudited cost basis of investments for federal income tax purposes at December 31, 2015 (unaudited) was as follows*:

	ValueShares U.S. Quantitative Value ETF	ValueShares International Quantitative Value ETF

Cost of investments	$48,638,662	$19,863,819
Gross unrealized appreciation	$146,956	$577,917
Gross unrealized depreciation	$(5,827,274)	$(2,411,053)
Net unrealized appreciation/(depreciation)	$(5,680,318)	$(1,833,136)

	MomentumShares U.S. Quantitative Momentum ETF	MomentumShares International Quantitative Momentum ETF

Cost of investments	$8,625,278	$2,479,076
Gross unrealized appreciation	$26,970	$71,675
Gross unrealized depreciation	$(446,636)	$(21,661)
Net unrealized appreciation/(depreciation)	$(419,666)	$50,014

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.  The MomenumShares U.S. Quantitative Momentum ETF commenced operations on December 2, 2015.  The  MomentumShares International Quantitative Momentum ETF commenced operations on December 23, 2015.

Item 2. Controls and Procedures.
(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpha Architect ETF Trust

By (Signature and Title)   /s/ Wesley R. Gray
                                            Wesley R. Gray, Principal Executive Officer, President

Date  February 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Wesley R. Gray
                                            Wesley R. Gray, Principal Executive Officer, President

Date  February 19, 2016

By (Signature and Title)  /s/ John R. Vogel______
                                           John R. Vogel, Principal Financial Officer, Treasurer

Date  February 18, 2016